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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713)626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/10

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	CM-I-TST-QTR-1 05/10	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2010
(Unaudited)
Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—53.17%(a)
Asset-Backed Securities — Commercial Loans/Leases—5.08%(b)(c)
Atlantis One Funding Corp.	0.22%	06/16/10	$100,000	$99,991,042
Atlantis One Funding Corp.	0.29%	08/09/10	50,000	49,972,208

				149,963,250

Asset-Backed Securities — Consumer Receivables—4.46%(b)
Sheffield Receivables Corp.	0.24%	06/10/10	93,000	92,994,420
Thames Asset Global Securitization No. 1, Inc. (c)	0.25%	06/07/10	38,651	38,649,390

				131,643,810

Asset-Backed Securities — Fully Backed—2.73%(b)
Straight-A Funding, LLC -Series 1, (CEP-Federal Financing Bank)	0.23%	06/14/10	80,748	80,741,293
Asset-Backed Securities — Fully Supported Bank—21.25%(b)(c)
Concord Minutemen Capital Co., LLC -Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.40%	06/04/10	147,000	146,995,100
Crown Point Capital Co., LLC
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.40%	06/08/10	60,000	59,995,333
Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.45%	07/06/10	50,000	49,978,125
Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC)	0.29%	06/21/10	50,000	49,991,944
Lexington Parker Capital Co., LLC
(Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.40%	06/08/10	30,400	30,397,636
(Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.45%	07/12/10	115,000	114,941,063
LMA-Americas LLC (CEP-Credit Agricole S.A.)	0.32%	06/04/10	45,600	45,598,784
Surrey Funding Corp.
(CEP-Barclays Bank PLC)	0.28%	07/02/10	80,000	79,980,711
(CEP-Barclays Bank PLC)	0.30%	07/23/10	49,100	49,078,723

				626,957,419

Asset-Backed Securities — Multi-Purpose—3.39%(b)
Atlantic Asset Securitization LLC	0.24%	06/15/10	100,000	99,990,667
Asset-Backed Securities — Securities—3.39%(b)(c)
Cancara Asset Securitisation Ltd./LLC	0.27%	06/18/10	50,000	49,993,625
Cancara Asset Securitisation Ltd./LLC	0.27%	06/22/10	50,000	49,992,125
				99,985,750
Diversified Banks—5.93%(c)
Bank of Nova Scotia	0.21%	06/02/10	75,000	74,999,563
Societe Generale North America, Inc.	0.25%	06/07/10	100,000	99,995,833
				174,995,396
Life & Health Insurance—2.54%(b)
Metlife Short Term Funding LLC	0.33%	06/15/10	75,000	74,990,375
Municipal Commercial Paper—0.34%(d)
Wisconsin (State of) Health and Educational Facilities Authority (Ministry Health Care, Inc.); Series 2009 A, Variable Rate RB (LOC-U.S. Bank, N.A.)	0.26%	07/06/10	10,000	10,000,000
Packaged Foods & Meats—2.54%(b)(c)
Nestle Capital Corp.	0.30%	10/04/10	75,000	74,921,875
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks—1.52%(c)
Banque et Caisse dEpargne de lEtat	0.23%	06/09/10	$44,800	$44,797,710

Total Commercial Paper (Cost $1,568,987,545)				1,568,987,545

Certificates of Deposit—26.15%
Alliance & Leicester PLC (c)(e)(f)	0.30%	12/25/10	50,000	50,000,000
Banco Bilbao Vizcaya Argentaria, S.A.	0.27%	06/18/10	74,500	74,500,176
Banco Bilbao Vizcaya Argentaria, S.A.	0.31%	07/26/10	25,000	25,000,190
Banco Bilbao Vizcaya Argentaria, S.A.	0.36%	06/03/10	50,000	50,000,028
Bank of Nova Scotia (f)	0.28%	12/06/10	50,000	50,000,000
Credit Agricole Corporate & Investment Bank	0.68%	09/16/10	50,000	50,000,000
Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	50,000	50,000,000
Lloyds TSB Bank	0.24%	06/21/10	100,001	100,000,000
Royal Bank of Canada (f)	0.28%	11/04/10	47,000	47,000,000
Royal Bank of Scotland PLC	0.25%	06/04/10	75,000	75,000,000
Toronto-Dominion Bank	0.26%	07/01/10	75,000	75,000,000
Toronto-Dominion Bank (f)	0.30%	12/09/10	50,000	50,000,000
Westpac Banking Corp. (f)	0.29%	10/14/10	75,000	75,000,000

Total Certificates of Deposit (Cost $771,500,394)				771,500,394

Variable Rate Demand Notes—9.49%(f)(g)
Credit Enhanced—7.94%(d)
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)	0.35%	10/01/33	15,755	15,755,000
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)	0.27%	06/01/33	9,000	9,000,000
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	11/15/34	8,500	8,500,000
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home Issue); Series 2007 D, VRD RB (LOC-Bank of America, N.A.)	0.30%	07/01/36	6,200	6,200,000
Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	10/01/24	3,770	3,770,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	08/01/28	12,885	12,885,000
Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	08/15/44	10,000	10,000,000
Series 2009 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	08/15/44	12,500	12,500,000
Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	08/01/15	18,050	18,050,000
Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	02/01/24	3,000	3,000,000
Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	04/01/24	3,285	3,285,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	07/01/27	8,000	8,000,000
Kansas City (City of), Missouri Industrial Deveopment Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC- Bank of America, N.A.)	0.34%	09/01/39	3,995	3,995,000
Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC-Northern Trust Co.)	0.25%	04/01/33	3,000	3,000,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England Health System); Series 2008 A, VRD Health Financing RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	09/01/32	4,885	4,885,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England Issue); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	09/01/37	20,435	20,435,000
San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	12/01/28	26,990	26,990,000
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced(d)—(continued)
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	01/15/22	$9,500	$9,500,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.)	0.27%	07/01/38	3,400	3,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.29%	05/01/39	3,935	3,935,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.)	0.25%	04/01/35	30,000	30,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.30%	02/01/39	4,055	4,055,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.)	0.25%	06/01/39	13,000	13,000,000

				234,140,000

Other Variable Rate Demand Notes—1.55%(c)
Valdez (City of), Alaska (BP Pipelines Inc.);
Series 2003 B, Ref. VRD Marine Terminal RB	0.28%	07/01/37	29,300	29,300,000
Series 2003 C, Ref. VRD Marine Terminal RB	0.28%	07/01/37	16,500	16,500,000
				45,800,000

Total Variable Rate Demand Notes (Cost $279,940,000)				279,940,000

Medium-Term Notes—1.47%(f)
JPMorgan Chase & Co., Series 2007, Sr. Unsec. Global MTN	0.60%	09/24/10	30,000	30,031,167
U.S. Bancorp, Series 2008 R, Sr. Unsec. MTN	0.65%	06/04/10	13,410	13,410,491

Total Medium-Term Notes (Cost $43,441,658)				43,441,658

TOTAL INVESTMENTS (excluding Repurchase Agreements)—90.28% (Cost $2,663,869,597)				2,663,869,597

			Repurchase
			Amount

Repurchase Agreements—9.70%(h)
Barclays Capital Inc., Joint agreement dated 05/28/10, aggregate maturing value $1,426,677,317 (collateralized by U.S. Treasury obligations valued at $1,455,180,226; 2.25%-7.63%, 10/31/14-02/15/25)	0.19%	06/01/10	40,699,462	40,698,603
Barclays Capital Inc., Joint agreement dated 05/28/10, aggregate maturing value $279,533,944 (collateralized by U.S. Government sponsored agency obligations valued at $285,118,353; 0%, 10/15/12-04/15/30)	0.20%	06/01/10	100,002,222	100,000,000
BNP Paribas, Joint agreement dated 05/28/10, aggregate maturing value $392,017,422 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $400,000,724; 0%-6.00%, 10/22/10-09/16/37) (c)	0.40%	06/01/10	20,500,911	20,500,000
Wells Fargo Securities, LLC, Joint agreement dated 05/28/10, aggregate maturing value $850,030,222 (collateralized by Corporate obligations valued at $892,500,001; 0%-9.38%, 06/01/10-12/25/48)	0.32%	06/01/10	125,004,444	125,000,000

Total Repurchase Agreements (Cost $286,198,603)				286,198,603

TOTAL INVESTMENTS(i)(j)—99.98% (Cost $2,950,068,200)				2,950,068,200

OTHER ASSETS LESS LIABILITIES—0.02%				703,200
NET ASSETS—100.00%				$2,950,771,400
Investment Abbreviations:

CEP	— Credit Enhancement Provider
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTN	— Medium-Term Notes
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust
Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $1,339,194,439, which represented 45.38% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 26.0%; France: 5.6%; Netherlands: 5.1%; other countries less than 5% each: 8.3%.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(h)	Principal amount equals value at period end. See Note 1E.

(i)	Also represents cost for federal income tax purposes.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	13.6%
JPMorgan Chase Bank, N.A.	6.1
Lloyds TSB Bank PLC	5.1
Atlantis One Funding Corp.	5.1
Wells Fargo Bank, N.A.	5.1
Banco Bilbao Vizcaya Argentaria, S.A.	5.1
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust
Schedule of Investments
May 31, 2010
(Unaudited)
Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—58.87%
Federal Farm Credit Bank (FFCB)—7.39%(a)
Unsec. Bonds	0.23%	08/17/10	$35,000	$34,999,625
Unsec. Bonds	0.28%	04/14/11	15,000	14,997,353
Unsec. Bonds	0.26%	07/13/10	15,000	15,000,000
Unsec. Bonds	0.19%	09/01/10	16,000	15,999,205

				80,996,183

Federal Home Loan Bank (FHLB)—22.69%
Unsec. Bonds	0.55%	06/03/10	10,000	10,000,000
Unsec. Bonds	0.55%	06/04/10	15,000	15,000,378
Unsec. Bonds	0.55%	06/10/10	25,000	24,999,273
Unsec. Bonds	0.43%	10/05/10	10,000	10,004,779
Unsec. Bonds (a)	0.10%	10/22/10	15,000	14,993,664
Unsec. Bonds (a)	0.70%	11/08/10	15,000	15,032,324
Unsec. Bonds (a)	0.25%	11/18/10	12,500	12,497,798
Unsec. Bonds (a)	0.20%	05/16/11	25,000	24,997,564
Unsec. Bonds (a)	0.25%	05/25/11	10,000	10,000,000
Unsec. Disc. Notes (b)	0.19%	07/14/10	19,100	19,095,665
Unsec. Disc. Notes (b)	0.23%	08/23/10	10,000	9,994,697
Unsec. Disc. Notes (b)	0.29%	11/05/10	5,000	4,993,785
Unsec. Disc. Notes (b)	0.29%	11/19/10	15,000	14,979,338
Unsec. Global Bonds (a)	0.15%	07/09/10	12,000	11,999,396
Unsec. Global Bonds (a)	0.25%	07/27/10	15,000	15,000,000
Unsec. Global Bonds	0.50%	10/19/10	10,000	9,999,786
Unsec. Global Bonds (a)	0.22%	12/03/10	15,000	14,993,824
Unsec. Global Bonds (a)	0.25%	06/21/11	10,000	9,997,891

				248,580,162

Federal Home Loan Mortgage Corp. (FHLMC)—11.94%
Unsec. Disc. Notes (b)	0.25%	06/21/10	13,655	13,653,103
Unsec. Disc. Notes (b)	0.18%	07/08/10	15,000	14,997,302
Unsec. Disc. Notes (b)	0.19%	07/13/10	7,628	7,626,309
Unsec. Disc. Notes (b)	0.21%	07/23/10	8,515	8,512,417
Unsec. Disc. Notes (b)	0.25%	09/14/10	10,000	9,992,708
Unsec. Disc. Notes (b)	0.31%	01/11/11	7,881	7,865,798
Unsec. Global Notes (a)	0.19%	07/12/10	5,510	5,509,907
Unsec. Global Notes (a)	0.25%	05/04/11	17,065	17,061,846
Unsec. MTN (a)	0.32%	03/09/11	8,614	8,622,772
Unsec. MTN (a)	0.28%	08/05/11	9,910	9,910,400
Series M006, Class A, Taxable Multi-Family VRD Ctfs. (a)(c)	0.35%	10/15/45	26,989	26,988,681

				130,741,243

Federal National Mortgage Association (FNMA)—16.57%
Unsec. Disc. Notes (b)	0.25%	07/19/10	10,000	9,996,667
Unsec. Disc. Notes (b)	0.21%	08/09/10	15,000	14,993,963
Unsec. Disc. Notes (b)	0.27%	08/16/10	10,000	9,994,300
Unsec. Disc. Notes (b)	0.27%	09/07/10	10,000	9,992,650
Unsec. Disc. Notes (b)	0.31%	10/01/10	10,000	9,989,494
Unsec. Disc. Notes (b)	0.26%	10/06/10	15,000	14,985,977
Unsec. Disc. Notes (b)	0.30%	11/15/10	7,500	7,489,563
Unsec. Disc. Notes (b)	0.42%	12/01/10	10,000	9,978,447
Unsec. Disc. Notes (b)	0.43%	12/01/10	13,000	12,971,584
Unsec. Disc. Notes (b)	0.35%	01/03/11	10,000	9,979,000
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)—(continued)
Unsec. Disc. Notes (b)	0.36%	01/18/11	$5,000	$4,988,450
Unsec. Global Notes	3.00%	07/12/10	14,192	14,235,969
Unsec. Global Notes (a)	0.19%	07/13/10	40,000	39,998,412
Unsec. Global Notes	3.25%	08/12/10	11,900	11,971,400

				181,565,876

Overseas Private Investment Corp. (OPIC)—0.28%(a)(c)
Gtd. VRD COP Bonds	0.25%	03/15/19	3,000	3,000,000

Total U.S. Government Sponsored Agency Securities (Cost $644,883,464)				644,883,464

U.S. Treasury Bills—4.56%(b)
U.S. Treasury Bills	0.15%	07/01/10	40,000	39,995,000
U.S. Treasury Bills	0.20%	10/07/10	5,000	4,996,356
U.S. Treasury Bills	0.32%	01/13/11	5,000	4,989,877

Total U.S. Treasury Bills (Cost $49,981,233)				49,981,233

TOTAL INVESTMENTS (excluding Repurchase Agreements)—63.43% (Cost $694,864,697)				694,864,697

			Repurchase
			Amount

Repurchase Agreements—37.35%(d)
Barclays Capital Inc., Joint agreement dated 05/28/10, aggregate maturing value $1,426,677,317 (collateralized by U.S. Treasury obligations valued at $1,455,180,226; 2.25%-7.63%, 10/31/14-02/15/25)	0.19%	06/01/10	59,158,006	59,156,757
BNP Paribas Securities Corp., Joint agreement dated 05/28/10, aggregate maturing value $1,000,023,333 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,001,071; 0%-6.21%, 07/12/10-05/04/37)	0.21%	06/01/10	50,001,166	50,000,000
Deutsche Bank Securities Inc., Joint agreement dated 05/28/10, aggregate maturing value $250,005,556 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,072; 0%-5.75%, 06/18/10-12/07/28)	0.20%	06/01/10	50,001,111	50,000,000
Goldman, Sachs & Co., Joint agreement dated 05/28/10, aggregate maturing value $250,005,556 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,509; 0%-3.00%, 08/11/10-05/12/15)	0.20%	06/01/10	50,001,111	50,000,000
HSBC Securities (USA) Inc., Joint agreement dated 05/28/10, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,392; 0%-10.70%, 09/26/10-04/15/30)	0.20%	06/01/10	50,001,111	50,000,000
RBS Securities Inc., Joint agreement dated 05/28/10, aggregate maturing value $350,008,167 (collateralized by U.S. Government sponsored agency obligations valued at $357,005,143; 0%-9.38%, 07/22/10-09/15/39)	0.21%	06/01/10	50,001,167	50,000,000
Societe Generale, Joint agreement dated 05/28/10, aggregate maturing value $500,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,140; 0%-8.95%, 06/30/10-07/15/32)	0.21%	06/01/10	50,001,167	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/28/10, aggregate maturing value $250,005,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,003,052; 0%-7.25%, 06/01/10-01/15/38)	0.21%	06/01/10	50,001,167	50,000,000

Total Repurchase Agreements (Cost $409,156,757)				409,156,757

TOTAL INVESTMENTS(e)—100.78% (Cost $1,104,021,454)				1,104,021,454

OTHER ASSETS LESS LIABILITIES—(0.78)%				(8,495,515)
NET ASSETS—100.00%				$1,095,525,939
Investment Abbreviations:

COP	— Certificates of Participation
Ctfs.	— Certificates
Disc.	— Discounted
Gtd.	— Guaranteed
MTN	— Medium-Term Notes
Unsec.	— Unsecured
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(d)	Principal amount equals value at period end. See Note 1E.

(e)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust
Schedule of Investments
May 31, 2010
(Unaudited)
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.11%
Alabama—1.65%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.37%	10/01/32	$3,783	$3,783,000
Geneva (County of) Industrial Development Board (Brooks AG Co., Inc.); Series 2002, VRD RB (CEP- FHLB of Atlanta) (a)(b)	0.54%	03/01/14	1,490	1,490,000
Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.) (a)(c)	0.47%	07/01/15	2,605	2,605,000

				7,878,000

Alaska—0.36%
Fairbanks North Star (Borough of); Series 2010 N, Ref. Unlimited Tax GO	2.00%	11/01/10	600	603,723
University of Alaska; Series 2009 P, Ref. General RB	2.00%	10/01/10	1,125	1,131,454

				1,735,177

Arizona—0.67%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.30%	06/15/31	2,685	2,685,000
Glendale (City of); Series 2000, Limited Tax GO (d)(e)	5.38%	07/01/10	500	501,953

				3,186,953

Colorado—2.68%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	02/01/31	2,555	2,555,000
Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	02/01/31	1,515	1,515,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	06/01/30	2,075	2,075,000
Colorado (State of) Educational Loan Program; Series 2010 A, TRAN	1.50%	08/12/10	800	801,929
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	04/01/24	1,200	1,200,000
Colorado (State of) Housing and Finance Authority (Genesis Innovations, LLC and Saddlenotch, LLC); Series 2001, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.85%	09/01/21	175	175,000
Denver (City & County of) Board of Water Commissioners; Series 1999, Ref. Unlimited Tax Water GO	6.00%	10/01/10	250	254,535
Denver (City and County of) Gateway Regional Metropolitan District; Series 2008, Ref. Limited Tax Improvement VRD GO (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	12/01/37	645	645,000
Douglas (County of); Series 2010, Road Improvement Sales & Use Tax RB	3.00%	10/15/10	905	913,543
Montrose (County of) (Gordon Development LLC); Series 2004 A, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	06/01/14	600	600,000
Water Valley Metropolitan District No. 2; Series 2005, VRD Unlimited Tax GO (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	12/01/24	800	800,000

				12,810,007

Delaware—0.70%
Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	11/01/22	3,320	3,320,000
District of Columbia—0.69%
District of Columbia (The Field School Inc.); Series 2001 B, Ref. VRD GO (LOC-Wells Fargo Bank, N.A.) (a)(c)(f)	0.37%	07/01/31	3,300	3,300,000
Florida—4.26%
Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.29%	07/01/31	700	700,000
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Florida Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.31%	02/01/35	$2,595	$2,595,000
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	10/01/21	1,340	1,340,000
Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	10/01/25	800	800,000
Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	11/01/15	3,260	3,260,000
Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC-Lloyds TSB Bank PLC) (a)(c)(g)	0.37%	06/01/36	10,100	10,100,000
Sumter (County of) Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.35%	03/01/42	1,530	1,530,000

				20,325,000

Georgia—6.75%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.35%	01/01/29	1,400	1,400,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	08/01/21	1,005	1,005,000
DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)(f)	0.37%	04/01/24	3,090	3,090,000
East Point (City of) Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC) (a)(b)	0.36%	07/01/37	4,000	4,000,000
Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	04/01/28	2,640	2,640,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	01/01/20	2,125	2,125,000
Fulton (County of) Development Authority (Southside Medical Center, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	06/01/17	4,235	4,235,000
Gainesville and Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	08/01/27	1,000	1,000,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.44%	05/01/24	1,140	1,140,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.42%	12/01/18	900	900,000
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(c)(f)	0.42%	09/01/19	1,500	1,500,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School and Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	09/01/20	4,300	4,300,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	11/01/27	1,460	1,460,000
Tallapoosa (City of) Development Authority (United States Can Co.); Series 1994, Ref. VRD IDR (LOC-Deutsche Bank AG) (a)(c)(g)	0.60%	02/01/15	2,000	2,000,000
Winder (City of) & Barrow (County of) Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.42%	11/01/22	1,400	1,400,000

				32,195,000

Illinois—11.94%
Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC-PNC Bank, N.A.) (a)(b)(c)(f)	0.42%	06/01/19	3,500	3,500,000
Aurora (City of) Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC-Harris N.A.) (a)(c)(g)	0.30%	03/01/35	7,450	7,450,000
Aurora (City of) Kane, Illinois Dupage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.38%	12/01/21	5,000	5,000,000
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-Harris N.A.) (a)(b)(c)(f)(g)	0.50%	03/01/33	2,900	2,900,000
Chicago (City of) (P.S. Greetings, Inc.); Series 1999, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.39%	05/01/24	1,400	1,400,000
Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	2,085	2,112,987
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.90%	06/01/27	$1,100	$1,100,000
Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.42%	08/01/24	3,500	3,500,000
Illinois (State of) Development Finance Authority (Countryside Montessori Schools, Inc.); Series 1997, VRD IDR (LOC-Bank of America, N.A.) (a)(c)(f)	0.42%	06/01/17	520	520,000
Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.60%	02/01/21	2,080	2,080,000
Illinois (State of) Educational Facilities Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC-Citibank, N.A.) (a)(c)	0.32%	01/01/29	2,200	2,200,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-1, RB (a)	0.37%	11/01/30	1,000	1,000,000
Series 2008 A-2, RB (a)	0.35%	11/01/30	1,500	1,500,000
Illinois (State of) Finance Authority (Andre’s Imaging and Graphics, Inc.); Series 2007, Ref. VRD RB (LOC- U.S. Bank, N.A.) (a)(b)(c)	0.38%	07/01/27	200	200,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-Harris N.A.) (a)(g)	0.30%	02/01/42	5,000	5,000,000
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.39%	05/01/14	250	250,000
Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB (a)	0.32%	12/01/46	3,100	3,100,000
Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.38%	10/01/40	3,040	3,040,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.25%	08/15/25	6,500	6,500,000
Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.30%	04/01/33	3,000	3,000,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-Harris N.A.) (a)(b)(c)(g)	0.56%	04/01/22	1,625	1,625,000

				56,977,987

Indiana—5.83%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.70%	12/01/23	1,090	1,090,000
Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.60%	12/01/18	900	900,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-PNC Bank, N.A.) (a)(c)	0.37%	08/01/37	4,850	4,850,000
Indiana (State of) Development Finance Authority (Youth Opportunity Center, Inc.); Series 1998, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.60%	01/01/24	4,100	4,100,000
Series 1999, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.60%	01/01/29	1,300	1,300,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.60%	02/01/25	2,295	2,295,000
Indiana University (Trustees of); Series 2008 A, Consolidated RB	5.00%	06/01/10	975	975,000
Indianapolis Local Public Improvement Bond Bank; Series 2010 B, RN	0.37%	08/06/10	3,875	3,875,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-Harris N.A.) (a)(b)(c)(g)	0.56%	03/01/22	1,740	1,740,000
Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP-FHLB of Indianapolis) (a)(b)	0.59%	06/01/30	2,140	2,140,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-Harris N.A.) (a)(b)(c)(g)	0.56%	11/01/18	2,130	2,130,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.60%	10/01/19	2,450	2,450,000

				27,845,000

Iowa—0.65%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.38%	06/01/28	1,200	1,200,000
Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.42%	07/01/16	600	600,000
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—(continued)
West Des Moines (City of); Series 2009 B, Unlimited Tax GO	2.50%	06/01/10	$1,300	$1,300,000

				3,100,000

Kansas—0.65%
Olathe (City of); Series 2009 B, Unlimited Tax GO Temporary Notes	1.50%	06/01/10	2,000	2,000,000
Shawnee (City of) (Simmons Co.); Series 1996, VRD Private Activity RB (LOC-Deutsche Bank AG) (a)(b)(c)(f)(g)	0.55%	12/01/16	1,090	1,090,000

				3,090,000

Kentucky—0.02%
Kentucky (State of) Rural Economic Development Authority (P.B. & S. Chemical Co., Inc.); Series 1990, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.46%	09/01/10	100	100,000
Louisiana—0.42%
Calcasieu Parish Public Trust Authority (WPT Corporation Project); Series 1997, VRD Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.40%	12/01/27	2,000	2,000,000
Maine—0.17%
Gorham (Town of) (Pettingill Group, LLC) Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.42%	04/01/24	800	800,000
Maryland—2.70%
Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.38%	09/01/20	1,180	1,180,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.26%	07/01/32	5,540	5,540,000
Maryland (State of) Health & Higher Educational Facilities Authority (North Arundel Hospital Association, Inc.); Series 2000, RB (d)(e)	6.50%	07/01/10	500	507,411
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.26%	07/01/33	5,395	5,395,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.); Series 2000, RB (d)(e)	6.75%	07/01/10	250	253,737

				12,876,148

Massachusetts—3.51%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(c)(g)	0.28%	10/01/38	775	775,000
Massachusetts (State of) Development Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC-TD Bank, N.A.) (a)(b)(c)(g)	0.42%	06/01/18	975	975,000
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.) (c)(g)	0.31%	06/02/10	10,000	10,000,000
Massachusetts (State of) Health and Educational Facilities Authority (Partners Healthcare System); Series 2008 H-1, RB	0.30%	07/15/10	5,000	5,000,000

				16,750,000

Michigan—4.09%
Grand Rapids (City of) Economic Development Corporation (Amway Hotel Corporation); Series 1991 A, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.76%	08/01/17	705	705,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.28%	10/15/38	2,090	2,090,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP-FHLB of Indianapolis) (a)(b)	0.70%	07/01/32	250	250,000
Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.90%	08/01/28	200	200,000
Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(c)(f)	0.42%	05/01/32	2,915	2,915,000
Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.30%	11/01/25	5,000	5,000,000
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (a)(c)	0.26%	04/01/22	$8,340	$8,340,000

				19,500,000

Minnesota—4.59%
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(c)	0.29%	10/01/23	725	725,000
Minnesota (State of) Independent School District No. 14 (Fridley); Series 2009 B, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO Notes	1.25%	09/30/10	1,000	1,002,074
Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO Notes	1.50%	09/10/10	1,450	1,453,587
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	2,250	2,259,271
Series 2009 B, COP	2.00%	09/10/10	4,000	4,018,745
Series 2010 A, COP	2.00%	09/10/10	2,350	2,361,191
Regents of the University of Minnesota,
Series 2005 A, Commercial Paper Notes	0.26%	07/08/10	2,100	2,100,000
Series 2007 C, Commercial Paper Notes	0.26%	07/06/10	6,000	6,000,000
St. Paul (City of) Port Authority;
Series 2009-8 R, VRD District Heating RB (LOC-Deutsche Bank AG) (a)(b)(c)(g)	0.34%	12/01/28	700	700,000
Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG) (a)(b)(c)(g)	0.34%	03/01/29	1,070	1,070,000
Stearns (County of) Series 2010 C, Ref. Capital Improvement GO	2.00%	12/01/10	225	226,847

				21,916,715

Mississippi—2.22%
Jackson (County of); Series 1994, Ref. Water System Unlimited Tax GO (CEP-Chevron Corp.) (a)	0.25%	11/01/24	4,000	4,000,000
Mississippi (State of) Business Finance Corp. (YMCA of Memphis & the Mid-South); Series 2007, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	07/01/27	6,100	6,100,000
Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC-Bank of America, N.A.) (a)(c)	0.42%	10/01/17	500	500,000

				10,600,000

Missouri—2.27%
Bridgeton (City of) Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.35%	07/01/30	1,210	1,210,000
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (a)(c)	0.35%	11/01/18	2,070	2,070,000
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.) (a)(c)	0.29%	07/01/24	2,535	2,535,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLB of Des Moines) (a)	0.37%	12/01/19	3,230	3,230,000
Wright City (City of) (Watlow Process Systems); Series 2002, VRD IRD (LOC- Bank of America, N.A.) (a)(b)(c)	0.44%	04/01/32	1,800	1,800,000

				10,845,000

Nevada—0.28%
Henderson (City of) (Catholic Healthcare West); Series 1999 A, Health Facility RB (d)(e)	6.75%	07/01/10	440	446,578
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC) (a)(b)	0.40%	10/01/37	900	900,000

				1,346,578

New Hampshire—2.62%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.37%	06/01/28	700	700,000
New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC-Banco Santander S.A.) (a)(b)(c)(f)(g)	0.50%	11/01/19	1,800	1,800,000
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—(continued)
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.30%	01/01/18	$10,000	$10,000,000

				12,500,000

New Jersey—0.45%
Cape May (County of); Unlimited Tax and Improvement GO	4.00%	07/15/10	800	803,362
New Jersey (State of) Economic Development Authority (Institute of Electrical and Electronics Engineers, Inc.); Series 2001 B, VRD Economic Development RB (LOC- Wells Fargo Bank, N.A.) (a)(c)	0.32%	04/01/14	1,335	1,335,000

				2,138,362

New Mexico—0.06%
Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.42%	06/01/18	300	300,000
New York—0.63%
Suffolk (County of); Series 2009, Unlimited GO TAN	2.00%	08/12/10	3,000	3,009,808
North Carolina—4.07%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	07/01/21	550	550,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	11/01/23	3,330	3,330,000
Mecklenburg (County of) Industrial Facilities & Pollution Control Financing Authority (Southern Steel Co., LLC); Series 2002, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	03/02/15	2,475	2,475,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	10/01/17	1,495	1,495,000
North Carolina (State of) Educational Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	06/01/18	1,600	1,600,000
North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	07/01/19	2,375	2,375,000
North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	07/01/31	1,535	1,535,000
North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	05/15/16	1,440	1,440,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(c)	0.37%	08/01/20	2,850	2,850,000
Winston-Salem (City of) (Northeast Winston Ventures LP); Series 1997 A, VRD MFH RB (LOC- Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	11/01/27	1,790	1,790,000

				19,440,000

North Dakota—0.56%
Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(c)	0.42%	12/01/14	2,655	2,655,000
Ohio—2.04%
Columbus (City of); Series 2009 B, Various Purpose Limited Tax GO	4.00%	07/01/10	700	702,047
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.) (a)(c)	0.62%	11/15/19	320	320,000
Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	1.00%	10/14/10	1,500	1,502,203
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP-FHLB of Indianapolis) (a)(b)(f)	0.40%	01/01/34	465	465,000
Napoleon (City of); Series 2010, Limited Tax GO BAN	1.00%	07/21/10	1,000	1,000,679
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC-U.S. Bank, N.A.) (a)(c)	0.20%	11/01/30	350	350,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (a)(b)(c)	0.31%	09/01/36	3,860	3,860,000
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) (Common Schools); Series 2001 A, Capital Facilities Unlimited Tax GO (d)(e)	4.75%	06/15/10	$1,550	$1,552,488

				9,752,417

Oregon—0.67%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.39%	07/01/27	2,025	2,025,000
Portland (City of) Housing Authority (New Market West Project); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	04/01/34	1,180	1,180,000

				3,205,000

Pennsylvania—7.50%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	06/01/19	650	650,000
Chester (County of) Health and Education Facilities Authority (Simpson Meadows); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	10/01/30	2,545	2,545,000
Cumberland (County of) Municipal Authority (LSN/TLS Obligated Group); Series 2003 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	01/01/33	1,045	1,045,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(c)	0.43%	03/01/30	16,400	16,400,000
Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	12/01/22	315	315,000
Pennsylvania (Commonwealth of); Series 2009-2010, Unlimited GO TAN	1.50%	06/30/10	3,000	3,002,866
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	12/01/25	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.29%	12/01/12	1,500	1,500,000
Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	08/01/22	700	700,000
Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC- PNC Bank, N.A.) (a)(c)	0.36%	04/01/18	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.46%	04/01/17	450	450,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Indiana Regional Medical Center); Series 2006 A2, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.29%	06/01/11	725	725,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- Plymouth Meeting Friends School) Series 2001 C-2, VRD RB (LOC- PNC Bank, N.A.) (a)(c)	0.36%	08/01/26	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program-The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	12/01/26	550	550,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.46%	12/01/26	625	625,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.33%	12/01/29	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (The Herr Group); Series 2000 H-7, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.46%	12/01/21	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	08/01/26	375	375,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	11/01/18	900	900,000
Pennsylvania (State of) Higher Educational Facilities Authority (Point Park College); Series 2000 G-3, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.29%	11/01/20	900	900,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); VRD Commercial Development RB (LOC-PNC Bank, N.A.) (a)(c)	0.48%	12/01/14	1,900	1,900,000
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	07/01/28	$395	$395,000

				35,777,866

Rhode Island—0.65%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	1,100	1,108,895
Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited GO TAN	2.50%	06/30/10	2,000	2,003,189

				3,112,084

South Carolina—4.08%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO	2.00%	08/01/10	1,500	1,503,240
Greenville (County of) School District; Series 2009 C, Unlimited Tax GO	2.00%	06/01/10	2,000	2,000,000
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Morris College); Series 1997, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (a)(c)(f)	0.42%	07/01/17	2,640	2,640,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.) (a)(c)(f)	0.38%	09/01/18	4,800	4,800,000
South Carolina (State of) Jobs-Economic Development Authority (Family YMCA of Greater Florence); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	06/01/15	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (Medical Society of South Carolina); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	10/01/32	500	500,000
South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	12/01/13	1,350	1,350,000
Union (City of) Hospital District; Series 2000, VRD Healthcare RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	09/01/20	5,460	5,460,000

				19,453,240

Tennessee—0.40%
Jackson (City of) Health, Educational and Housing Facility Board (Union University); Series 2000, VRD RB (CEP- FHLB of Cincinnati) (a)	0.49%	04/01/15	935	935,000
Marion (County of) Industrial and Environmental Development Board (Valmont Industries, Inc.); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.44%	06/01/25	1,000	1,000,000

				1,935,000

Texas—10.42%
Austin (City of); Series 2009, Limited Tax GO Ctfs.	2.50%	09/01/10	565	567,663
Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC-University Parking System); Series 2004 A, Ref. VRD RB (LOC-BNP Paribas) (a)(c)(g)	0.90%	05/01/35	4,800	4,800,000
Harris (County of) Cultural Education Facilities Finance Corp. (Methodist Hospital System); Series 2009 C-1, Ref. RB	0.30%	08/03/10	5,000	5,000,000
Hockley (County of) Industrial Development Corp. (BP PLC); Series 1985, PCR (a)(g)	0.40%	11/01/19	1,700	1,700,000
Series 1983, PCR (a)(g)	0.45%	03/01/14	7,000	7,002,940
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC-Bank of New York Mellon) (a)(c)	1.25%	03/01/33	4,700	4,700,000
Houston (City of); Series 2009 H-2, General Obligation Commercial Paper Notes	0.35%	08/17/10	3,300	3,300,000
Killeen (City of); Series 2009, Ref. Limited Tax GO	1.25%	08/01/10	1,130	1,131,318
Lower Neches Valley Authority (Chevron U.S.A. Inc.); Series 1987, PCR (a)	0.29%	02/15/17	2,100	2,100,000
San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.30%	12/01/27	10,600	10,600,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.32%	02/15/28	2,900	2,900,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)(b)(f)	0.39%	09/15/36	4,925	4,925,000
Texas (State of); Series 2009, TAN	2.50%	08/31/10	1,000	1,005,290

				49,732,211

See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—0.14%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(c)	0.37%	08/01/28	$655	$655,000
Virginia—1.44%
King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)(f)	0.35%	09/01/21	2,500	2,500,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	10/01/30	3,000	3,000,000
Norfolk (City of) Redevelopment and Housing Authority (Meredith Realty Ghent Properties, LLC); Series 2000, Ref. VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	01/01/21	1,395	1,395,000

				6,895,000

Washington—3.24%
Bellingham (Port of) Industrial Development Corp. (BP West Coast Products LLC); Series 2009, Environmental Facilities Industrial Commercial Paper RB (g)	0.22%	07/09/10	1,500	1,500,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC- U.S. Bank, N.A.) (a)(b)(c)	0.39%	11/01/23	1,000	1,000,000
Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD Industrial RB (LOC-Bank of America, N.A.) (a)(b)(c)(f)	0.42%	07/01/21	1,005	1,005,000
Seattle (City of) Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.31%	12/01/24	3,375	3,375,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship and Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	11/01/32	805	805,000
Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP-FNMA) (a)(b)	0.34%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.39%	12/01/15	250	250,000
Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.37%	10/01/32	920	920,000

				15,455,000

West Virginia—1.47%
Keyser (City of) (Keyser Associates); Ref. VRD IDR (LOC-PNC Bank, N.A.) (a)(c)(f)	0.36%	07/01/14	400	400,000
West Virgina (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2000 A, Hospital RB (d)(e)	6.75%	09/01/10	605	620,446
West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC-Royal Bank of Scotland PLC ) (a)(c)(g)	0.33%	12/01/42	6,000	6,000,000

				7,020,446

Wisconsin—1.57%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.42%	09/01/19	2,000	2,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care, Inc.); Series 2009 A, RB (LOC-U.S. Bank, N.A.) (c)	0.22%	06/02/10	4,275	4,275,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.60%	07/01/35	1,210	1,210,000

				7,485,000

TOTAL INVESTMENTS(h)(i)—99.11% (Cost $473,018,999)				473,018,999

OTHER ASSETS LESS LIABILITIES—0.89%				4,254,221
NET ASSETS—100.00%				$477,273,220
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust
Investment Abbreviations:

BAN	— Bond Anticipation Note
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation Bonds
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
TAN	— Tax Anticipation Notes
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand
Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2010.

(b)	Security subject to the alternative minimum tax.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2010 was $40,050,000, which represented 8.39% of the Fund’s Net Assets.

(g)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 5.5%; other countries less than 5%: 2.4%.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	22.1%
JPMorgan Chase Bank, N.A.	9.8
Bank of America, N.A.	9.4
PNC Bank, N.A.	9.2
U.S. Bank, N.A	6.0
See accompanying notes which are an integral part of this schedule.

Invesco Treasurer’s Series Trust
Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Invesco Treasurer’s Series Trust
D.	Other Risks — (continued)
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$2,950,068,200	$—	$2,950,068,200
Premier U.S. Government Money Portfolio	—	1,104,021,454	—	1,104,021,454
Premier Tax-Exempt Portfolio	—	473,018,999	—	473,018,999

Item 2. Controls and Procedures.
(a)	As of June 20, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 20, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: July 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: July 30, 2010
By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.